UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

________

1270 Avenue of the Americas

22nd Floor

New York, New York, 10020

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

1270 Avenue of the Americas

22nd Floor

New York, New York, 10020

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, DC 20006-1600

Registrant’s telephone number, including area code: (855) 857-2638

Date of fiscal year end: March 31, 2017

Date of reporting period: September 30, 2016

Item 1. Reports to Stockholders.

Semi-Annual Report

KraneShares Bosera MSCI China A Share ETF

KraneShares Zacks New China ETF

KraneShares CSI China Internet ETF

KraneShares E Fund China Commercial Paper ETF

KraneShares FTSE Emerging Markets Plus ETF

September 30, 2016

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the ‘‘Commission’’) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that KraneShares Trust use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-855-8KRANE8; and (ii) on the Commission’s website at http://www.sec.gov.

Fund shares may only be purchased or redeemed from a Fund in large Creation Unit aggregations. Investors who cannot transact in Creation Units of a Fund’s shares must buy or sell Fund shares in the secondary market at their market price, which may be at a premium or discount to a Fund’s net asset value, with the assistance of a broker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying Fund shares and receive less than net asset value when selling Fund shares.

Schedule of Investments (Unaudited) September 30, 2016

KraneShares Bosera MSCI China A Share ETF

†	Percentages are based on total investments. More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

	Shares	Value
COMMON STOCK – 98.7%‡
CHINA – 98.7%
Consumer Discretionary – 11.3%
Alpha Group, Cl A	42,168	$176,891
Anhui Jianghuai Automobile, Cl A	65,300	135,887
Anhui Zhongding Sealing Parts, Cl A	41,900	151,707
BYD, Cl A*	24,052	200,457
China Shipbuilding Industry Group Power, Cl A	12,200	60,122
Chinese Universe Publishing and Media, Cl A	33,000	115,624
Chongqing Changan Automobile, Cl A	62,700	149,183
CITIC Guoan Information Industry, Cl A	52,100	87,406
Gansu Gangtai Holding Group, Cl A(A)(B)	17,700	43,759
Global Top E-Commerce, Cl A	18,200	56,837
Hangzhou Robam Appliances, Cl A	20,000	123,748
Jiangsu Broadcasting Cable Information Network, Cl A	97,300	148,649
Leo Group, Cl A	37,200	98,940
Midea Group, Cl A	67,050	271,517
Qingdao Haier, Cl A	47,400	72,059
SAIC Motor, Cl A	67,700	221,776
Shanghai Jinjiang International Hotels Development, Cl A	27,700	126,872
Shanghai Oriental Pearl Media, Cl A	45,000	166,642
Shenzhen Overseas Chinese Town, Cl A	191,800	201,289
Suning Commerce Group, Cl A	136,200	221,351
Visual China Group, Cl A*	34,100	122,136
Wanda Cinema Line, Cl A	15,000	151,304
Wuchan Zhongda Group, Cl A	46,910	72,299
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology, Cl A	37,400	103,789
Zhejiang Wanfeng Auto Wheel, Cl A	41,600	128,106
		3,408,350
Consumer Staples – 6.0%
Fujian Sunner Development, Cl A*	12,500	46,908
Henan Shuanghui Investment & Development, Cl A	56,200	198,764
Inner Mongolia Yili Industrial Group, Cl A(A)(B)	30,200	73,395
Jiangsu Yanghe Brewery Joint-Stock, Cl A	16,300	163,953
Kweichow Moutai, Cl A	15,200	678,895

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments (Unaudited) September 30, 2016

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples (continued)
Luzhou Laojiao, Cl A	11,500	$53,586
Muyuan Foodstuff, Cl A	15,500	56,771
Wuliangye Yibin, Cl A	44,300	221,567
Yonghui Superstores, Cl A	238,900	159,744
Yuan Longping High-tech Agriculture, Cl A	49,893	148,632
		1,802,215
Energy – 2.8%
China Merchants Energy Shipping, Cl A	162,900	124,556
China Petroleum & Chemical, Cl A	257,400	187,551
Geo-Jade Petroleum, Cl A(A)(B)	48,820	57,750
Guanghui Energy, Cl A	100,100	61,381
Offshore Oil Engineering, Cl A	162,900	167,052
PetroChina, Cl A	122,100	132,168
Wintime Energy, Cl A	203,100	121,799
		852,257
Financials – 28.2%
Agricultural Bank of China, Cl A	873,800	410,044
Avic Capital, Cl A	71,300	69,269
Bank of Beijing, Cl A	138,936	189,553
Bank of China, Cl A	560,600	283,242
Bank of Communications, Cl A	451,900	374,664
Bank of Nanjing, Cl A	81,100	124,750
Bank of Ningbo, Cl A	55,900	131,160
Bohai Financial Investment Holding, Cl A*(A)(B)	128,300	136,763
Changjiang Securities, Cl A	97,500	155,240
China Everbright Bank, Cl A	357,500	203,137
China Merchants Bank, Cl A	231,100	623,658
China Merchants Securities, Cl A	69,801	179,892
China Minsheng Banking, Cl A	341,500	474,106
China Pacific Insurance Group, Cl A	57,000	245,690
CITIC Securities, Cl A	102,600	247,963
Dongxing Securities, Cl A	48,300	159,021
Everbright Securities, Cl A	68,800	167,513
Founder Securities, Cl A	152,500	167,818
GF Securities, Cl A	73,300	179,898
Guosen Securities, Cl A	30,200	74,617
Guoyuan Securities, Cl A	39,100	119,879
Haitong Securities, Cl A	87,100	207,760
Huatai Securities, Cl A	63,000	169,543
Huaxia Bank, Cl A	102,800	154,894
Industrial & Commercial Bank of China, Cl A	619,300	411,319
Industrial Bank, Cl A	212,000	507,592
Industrial Securities, Cl A	65,600	74,353
Orient Securities, Cl A	72,400	171,828
Ping An Bank, Cl A	172,580	234,678
Ping An Insurance Group of China, Cl A	120,200	615,597
SDIC Essence Holdings, Cl A*(A)(B)	24,100	57,161
Shanghai Pudong Development Bank, Cl A	248,270	613,789
Shanxi Securities, Cl A	57,400	120,394
Shenwan Hongyuan Group, Cl A	247,960	232,718
Western Securities, Cl A	56,400	200,486
		8,489,989

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments (Unaudited) September 30, 2016

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care – 7.0%
Beijing SL Pharmaceutical, Cl A	32,100	$158,864
Beijing Tongrentang, Cl A	47,455	217,212
China Resources Sanjiu Medical & Pharmaceutical, Cl A	39,660	151,862
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	48,300	176,979
Guizhou Bailing Group Pharmaceutical, Cl A	22,400	74,118
Harbin Pharmaceutical Group, Cl A	96,100	132,408
Jiangsu Hengrui Medicine, Cl A	27,940	184,521
Kangmei Pharmaceutical, Cl A	71,500	173,873
Searainbow Holding, Cl A*(A)(B)	14,300	104,538
Shanghai RAAS Blood Products, Cl A	28,260	94,270
Shenzhen Salubris Pharmaceuticals, Cl A	46,432	193,246
Shijiazhuang Yiling Pharmaceutical, Cl A	26,600	63,050
Sichuan Kelun Pharmaceutical, Cl A	59,700	145,446
Tasly Pharmaceutical Group, Cl A	24,100	152,404
Yunnan Baiyao Group, Cl A(A)(B)	8,200	87,127
		2,109,918
Industrials – 15.8%
AVIC Aero-Engine Controls, Cl A	11,300	44,793
AVIC Aircraft, Cl A	21,000	65,928
Avic Aviation Engine, Cl A	31,100	159,976
AVIC Electromechanical Systems, Cl A	22,200	54,319
Beijing Orient Landscape & Ecology, Cl A	43,850	102,689
China Baoan Group, Cl A	34,020	52,943
China COSCO Holdings, Cl A*	186,300	141,331
China CSSC Holdings, Cl A	52,800	170,749
China First Heavy Industries, Cl A	76,100	59,442
China Railway Construction, Cl A	51,600	69,703
China Railway Group, Cl A	169,200	179,093
China Shipbuilding Industry, Cl A	232,100	215,745
China Shipping Container Lines, Cl A*(A)(B)	103,200	60,806
China Southern Airlines, Cl A	146,300	153,538
China Spacesat, Cl A	11,500	54,879
China State Construction Engineering, Cl A	292,300	270,388
CMST Development, Cl A	118,400	137,926
CRRC, Cl A	235,100	315,817
Daqin Railway, Cl A	171,200	162,730
Galaxy Biomedical Investment, Cl A*	31,700	84,169
Guoxuan High-Tech, Cl A	22,600	112,153
Hainan Airlines, Cl A*	342,600	164,366
Hefei Meiya Optoelectronic Technology, Cl A	40,100	129,438
Luxshare Precision Industry, Cl A	22,450	68,057
Metallurgical Corp of China, Cl A	120,800	71,538
NARI Technology, Cl A	58,000	141,913
Power Construction Corp of China, Cl A	139,300	124,890
Rizhao Port, Cl A	307,900	181,878
Sany Heavy Industry, Cl A	201,800	165,494
Sinotrans Air Transportation Development, Cl A	46,300	125,711
Sinovel Wind Group, Cl A*	150,500	59,794
Suzhou Gold Mantis Construction Decoration, Cl A	60,400	109,028
Taihai Manoir Nuclear Equipment, Cl A	17,100	128,314
Xiamen C & D, Cl A*	24,500	40,736
XJ Electric, Cl A	76,300	167,471

The accompanying notes are an integral part of the financial statements.

3

Schedule of Investments (Unaudited) September 30, 2016

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Yingkou Port Liability, Cl A	295,500	$152,402
Zhejiang Chint Electrics, Cl A	20,800	70,819
Zhengzhou Yutong Bus, Cl A	56,238	185,999
		4,756,965
Information Technology – 8.6%
Addsino, Cl A(A)(B)	4,000	9,271
Aisino, Cl A	19,000	62,868
Beijing Xinwei Technology Group, Cl A	23,600	60,645
BOE Technology Group, Cl A	576,300	204,772
China Security & Fire, Cl A	7,500	25,603
Dawning Information Industry, Cl A	8,200	39,574
DHC Software, Cl A	8,800	27,178
Dongxu Optoelectronic Technology, Cl A	41,300	89,845
Fiberhome Telecommunication Technologies, Cl A	33,000	141,104
GoerTek, Cl A	11,900	53,934
GRG Banking Equipment, Cl A	64,945	145,469
Guangzhou Haige Communications Group, Cl A(A)(B)	7,800	14,396
Hangzhou Hikvision Digital Technology, Cl A	69,000	253,138
Hangzhou Liaison Interactive Information Technology, Cl A(A)(B)	3,500	10,757
Hundsun Technologies, Cl A	13,500	113,222
Iflytek, Cl A	13,000	55,411
Jiangsu Protruly Vision Technology Group, Cl A*	57,200	137,726
Sanan Optoelectronics, Cl A	91,145	164,116
Shanghai 2345 Network Holding Group, Cl A	76,100	129,382
Shanghai DZH, Cl A*	118,000	135,160
Shenzhen O-film Tech, Cl A	11,300	61,599
Suzhou Victory Precision Manufacture, Cl A	34,800	54,574
Tatwah Smartech, Cl A*	35,400	95,532
Tianjin Zhonghuan Semiconductor, Cl A(A)(B)	9,600	12,406
Tsinghua Tongfang, Cl A	78,200	161,442
Yonyou Network Technology, Cl A	21,700	73,591
Zhejiang Dahua Technology, Cl A	30,350	70,574
ZTE, Cl A	79,040	175,144
		2,578,433
Materials – 7.9%
Aluminum Corp of China, Cl A*	304,400	170,683
Anhui Conch Cement, Cl A	58,400	147,532
Beijing Shougang, Cl A*	117,500	89,667
China Hainan Rubber Industry Group, Cl A	154,900	137,018
China Northern Rare Earth Group High-Tech, Cl A	89,900	166,591
Hubei Biocause Pharmaceutical, Cl A	95,900	113,728
Inner Mongolia BaoTou Steel Union, Cl A*	508,300	211,855
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	176,100	128,841
Jiangxi Ganfeng Lithium, Cl A	7,700	33,282
Kangde Xin Composite Material Group, Cl A	72,095	195,424
Kingenta Ecological Engineering Group, Cl A	121,100	143,250
Org Packaging, Cl A	85,200	127,992
Shandong Gold Mining, Cl A	9,200	52,676
Shanxi Taigang Stainless Steel, Cl A	176,700	93,516
Tianqi Lithium Industries, Cl A	8,800	50,201
Wanhua Chemical Group, Cl A	42,100	129,772
Xiamen Tungsten, Cl A	9,600	36,558

The accompanying notes are an integral part of the financial statements.

4

Schedule of Investments (Unaudited) September 30, 2016

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
Xinxing Ductile Iron Pipes, Cl A	177,900	$126,424
Zhongjin Gold, Cl A	26,700	48,556
Zijin Mining Group, Cl A	377,500	181,675
		2,385,241
Real Estate – 6.3%
China Fortune Land Development, Cl A	46,000	194,690
China Merchants Shekou Industrial Zone Holdings, Cl A	105,682	253,193
China Vanke, Cl A	94,500	370,774
Financial Street Holdings, Cl A	62,500	110,476
Future Land Holdings, Cl A	35,300	66,842
Gemdale, Cl A	36,700	65,972
Poly Real Estate Group, Cl A	148,900	214,309
RiseSun Real Estate Development, Cl A	53,600	62,841
Shanghai Lujiazui Finance & Trade Zone Development, Cl A	29,200	107,782
Shanghai SMI Holding, Cl A(A)(B)	5,275	12,495
Shanghai Zhangjiang High-Tech Park Development, Cl A	18,100	49,470
Suning Universal, Cl A	96,800	124,229
Xinhu Zhongbao, Cl A	203,800	134,746
Zhejiang China Commodities City Group, Cl A	59,200	72,070
Zhongtian Urban Development Group, Cl A	54,900	56,958
		1,896,847
Telecommunication Services – 0.6%
China United Network Communications, Cl A	292,400	181,928
Utilities – 4.2%
China National Nuclear Power, Cl A	223,500	222,495
China Yangtze Power, Cl A	184,183	367,261
Huadian Power International, Cl A	215,606	160,007
Inner Mongolia MengDian HuaNeng Thermal Power, Cl A	335,500	154,421
Shenergy, Cl A	191,000	165,801
Zhejiang Zheneng Electric Power, Cl A	222,100	174,483
		1,244,468
TOTAL COMMON STOCK
(Cost $30,411,059)		29,706,611
TOTAL INVESTMENTS – 98.7%
(Cost $30,411,059)		$29,706,611

Percentages are based on Net Assets of $30,104,600

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*	Non-income producing security.

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of September 30, 2016 was $680,624 and represents 2.3% of Net Assets.

(B)	Security considered illiquid.The total value of such securities as of September 30, 2016 was $680,624 and represents 2.3% of Net Assets.

Cl – Class

The accompanying notes are an integral part of the financial statements.

5

Schedule of Investments (Unaudited) September 30, 2016

KraneShares Bosera MSCI China A Share ETF (concluded)

The following is a list of the inputs used as of September 30, 2016, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock
China
Consumer Discretionary	$3,364,591	$–	$43,759	$3,408,350
Consumer Staples	1,728,820	–	73,395	1,802,215
Energy	794,507	–	57,750	852,257
Financials	8,296,065	–	193,924	8,489,989
Health Care	1,918,253	–	191,665	2,109,918
Industrials	4,696,159	–	60,806	4,756,965
Information Technology	2,531,603	–	46,830	2,578,433
Materials	2,385,241	–	–	2,385,241
Real Estate	1,884,352	–	12,495	1,896,847
Telecommunication Services	181,928	–	–	181,928
Utilities	1,244,468	–	–	1,244,468
Total Common Stock	29,025,987	–	680,624	29,706,611
Total Investments in Securities	$29,025,987	$–	$680,624	$29,706,611

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of April 1, 2016	$484,406
Accrued discounts/premiums	–
Realized gain/(loss)(1)	(33,074)
Change in unrealized appreciation/(depreciation)(2)	(7,752)
Purchases	54,638
Sales	(71,135)
Transfer into Level 3	622,875
Transfer out of Level 3	(369,334)
Ending balance as of September 30, 2016	$680,624

(1)	Realized gain/(loss) from the sale of Level 3 securities is included on the Statements of Operations in Net Realized Gain (Loss) on Investments.

(2)	Change in unrealized appreciation/(depreciation) is included on the Statements of Operations in Net Change in Unrealized Appreciation (Depreciation) on Investments.

For the period ended September 30, 2016, there have been no transfers between Level 1 and Level 2 investments.

For the period ended September 30, 2016, there have been no transfers between Level 2 and Level 3 investments.

For the period ended September 30, 2016, the transfers in and out of Level 3 occurred due to a halt in trading of these securities. Transfers between levels are recognized at period end.

Amounts designated as ‘‘–’’ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6

Schedule of Investments (Unaudited) September 30, 2016

KraneShares Zacks New China ETF

†	Percentages are based on total investments. More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

	Shares	Value
COMMON STOCK – 98.8%‡
CHINA – 88.2%
Consumer Discretionary – 16.3%
China Lodging Group ADR	1,800	$81,162
China Maple Leaf Educational Systems	52,000	47,937
Goodbaby International Holdings	61,000	31,538
Huangshan Tourism Development, Cl A	13,950	36,266
Huayu Automotive Systems, Cl A	30,800	72,729
Nexteer Automotive Group	66,000	85,947
SAIC Motor, Cl A	32,000	104,828
Shanghai Jin Jiang International Hotels Group, Cl H	168,000	51,769
		512,176
Consumer Staples – 10.9%
Angel Yeast, Cl A	29,244	71,685
China Agri-Industries Holdings*	217,712	78,597
Inner Mongolia Yili Industrial Group, Cl A(A)(B)	41,800	101,586
Want Want China Holdings	146,452	90,636
		342,504
Financials – 7.0%
China Pacific Insurance Group, Cl A	25,500	109,914
Ping An Insurance Group of China, Cl A	21,400	109,599
		219,513
Health Care – 12.1%
China Animal Healthcare(A)(B)	4,000	5
China Biologic Products*	600	74,688
Harbin Pharmaceutical Group, Cl A	58,800	81,016
Jiangsu Hengrui Medicine, Cl A	17,125	113,098
Sinopharm Group, Cl H	22,880	109,887
		378,694
Industrials – 4.9%
Weichai Power, Cl H	59,368	79,607
Zhengzhou Yutong Bus, Cl A	22,740	75,209
		154,816
Information Technology – 31.3%
AAC Technologies Holdings	13,500	135,680
Changyou.com ADR*	1,800	49,050
ChinaCache International Holdings ADR*	4,400	16,940
Hanergy Thin Film Power Group*(A)(B)	65,064	336
Hollysys Automation Technologies	1,620	35,915

The accompanying notes are an integral part of the financial statements.

7

Schedule of Investments (Unaudited) September 30, 2016

KraneShares Zacks New China ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Kingsoft	29,000	$68,574
NetEase ADR	637	153,377
Shengyi Technology, Cl A	55,500	103,178
Sohu.com*	1,467	64,915
Sunny Optical Technology Group	24,075	118,886
Tencent Holdings	4,942	135,721
TravelSky Technology, Cl H	41,000	97,267
		979,839
Materials – 0.5%
BBMG, Cl H	35,674	13,707
China Lumena New Materials*(A)(B)	28,720	37
China Shanshui Cement Group(A)(B)	10,672	137
Tianhe Chemicals Group*(A)(B)	40,000	52
		13,933
Utilities – 5.2%
Beijing Jingneng Clean Energy, Cl H	209,632	64,058
Beijing Jingneng Power, Cl A	91,900	58,006
Yunnan Wenshan Electric Power, Cl A(A)(B)	25,951	39,568
		161,632
TOTAL CHINA		2,763,107

HONG KONG – 5.6%
Consumer Discretionary – 2.6%
Skyworth Digital Holdings	111,806	80,439
Information Technology – 3.0%
ASM Pacific Technology	8,400	69,206
Digital China Holdings	26,000	24,974
		94,180
TOTAL HONG KONG		174,619

SINGAPORE – 5.0%
Information Technology – 5.0%
Flextronics International*	4,800	65,376
IGG	81,000	53,784
Kulicke & Soffa Industries*	3,000	38,790
TOTAL SINGAPORE		157,950
TOTAL COMMON STOCK
(Cost $2,658,539)		3,095,676
TOTAL INVESTMENTS – 98.8%
(Cost $2,658,539)		$3,095,676

Percentages are based on Net Assets of $3,134,404

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*	Non-income producing security.

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of September 30, 2016 was $141,721 and represents 4.5% of Net Assets.

(B)	Security considered illiquid.The total value of such securities as of September 30, 2016 was $141,721 and represents 4.5% of Net Assets.

ADR – American Depositary Receipt

Cl – Class

The accompanying notes are an integral part of the financial statements.

8

Schedule of Investments (Unaudited) September 30, 2016

KraneShares Zacks New China ETF (concluded)

The following is a list of the inputs used as of September 30, 2016, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock
China
Consumer Discretionary	$512,176	$–	$–	$512,176
Consumer Staples	240,918	–	101,586	342,504
Financials	219,513	–	–	219,513
Health Care	378,689	–	5	378,694
Industrials	154,816	–	–	154,816
Information Technology	979,503	–	336	979,839
Materials	13,707	–	226	13,933
Utilities	122,064	–	39,568	161,632
Hong Kong	174,619	–	–	174,619
Singapore	157,950	–	–	157,950
Total Common Stock	2,953,955	–	141,721	3,095,676
Total Investments in Securities	$2,953,955	$–	$141,721	$3,095,676

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of April 1, 2016	$6,064
Accrued discounts/premiums	–
Realized gain/(loss)(1)	–
Change in unrealized appreciation/(depreciation)(2)	(5,497)
Purchases	–
Sales	–
Transfer into Level 3	141,154
Transfer out of Level 3	–
Ending balance as of September 30, 2016	$141,721

(1)	Realized gain/(loss) from the sale of Level 3 securities is included on the Statements of Operations in Net Realized Gain (Loss) on Investments.

(2)	Change in unrealized appreciation/(depreciation) is included on the Statements of Operations in Net Change in Unrealized Appreciation (Depreciation) on Investments.

For the period ended September 30, 2016, there have been no transfers between Level 1 and Level 2 investments.

For the period ended September 30, 2016, there have been no transfers between Level 2 and Level 3 investments.

For the period ended September 30, 2016, the transfers into Level 3 occurred due to a halt in trading of these securities. Transfers between levels are recognized at period end.

Amounts designated as ‘‘–’’ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

9

Schedule of Investments (Unaudited) September 30, 2016

KraneShares CSI China Internet ETF

†	Percentages are based on total investments. More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

	Shares	Value
COMMON STOCK – 99.3%‡
CHINA – 98.3%
Consumer Discretionary – 27.6%
500.com ADR, Cl A*	125,374	$2,210,344
Cogobuy Group*	1,662,818	2,739,937
Ctrip.com International ADR*	235,299	10,957,874
JD.com ADR*	800,924	20,896,107
Jumei International Holding ADR*	383,674	2,244,493
Qunar Cayman Islands ADR*	229,563	6,657,327
TAL Education Group ADR*	164,950	11,685,058
Tuniu ADR*	235,526	2,383,523
Vipshop Holdings ADR*	774,018	11,354,844
		71,129,507
Industrials – 1.1%
51job ADR*	81,967	2,736,058
Information Technology – 69.6%
21Vianet Group ADR*	218,503	1,737,099
58.com ADR*	216,234	10,305,712
Alibaba Group Holding ADR*	300,821	31,823,854
Autohome ADR*	195,457	4,739,832
Baidu ADR*	117,293	21,355,537
Baozun ADR*	121,757	1,837,313
Bitauto Holdings ADR*	117,315	3,411,520
Changyou.com ADR*	52,580	1,432,805
Cheetah Mobile ADR*	225,997	2,815,923
ChinaCache International Holdings ADR*	123,694	476,222
Fang Holdings ADR*	1,094,189	4,912,909
HC International*	2,538,900	1,882,255
Kingsoft	3,195,000	7,555,013
Momo ADR*	314,105	7,067,362
NetEase ADR	75,919	18,279,777
NQ Mobile ADR, Cl A*	301,825	1,152,971
SINA*	144,264	10,651,011
Sohu.com*	105,624	4,673,862
Tencent Holdings	958,100	26,312,096
Tian Ge Interactive Holdings	3,228,000	2,280,757
Weibo ADR*	166,769	8,361,808
YY ADR*	114,860	6,119,741
		179,185,379
TOTAL CHINA		253,050,944

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments (Unaudited) September 30, 2016

KraneShares CSI China Internet ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
HONG KONG – 1.0%
Information Technology – 1.0%
NetDragon Websoft Holdings	756,752	$2,629,525
TOTAL COMMON STOCK (Cost $251,904,382)		255,680,469
TOTAL INVESTMENTS – 99.3% (Cost $251,904,382)		$255,680,469

Percentages are based on Net Assets of $257,449,937

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*	Non-income producing security.

ADR – American Depositary Receipt

Cl – Class

As of September 30, 2016, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2016, there have been no transfers between Level 1 and Level 2 investments.

For the period ended September 30, 2016, there have been no transfers between Level 2 and Level 3 investments.

For the period ended September 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments (Unaudited) September 30, 2016

KraneShares E Fund China Commercial Paper ETF

†	Percentages are based on total investments.

	Face
	Amount(A)	Value
COMMERCIAL PAPER – 91.5%
CHINA – 91.5%
Consumer Discretionary – 5.0%
Beijing Automobile
2.850%, 10/29/2016	5,000,000	$749,685
Consumer Staples – 8.9%
COFCO Group
2.650%, 06/09/2017	5,000,000	749,616
Guizhou Expressway Group
2.890%, 02/24/2017	4,000,000	599,779
		1,349,395
Financials – 6.0%
Chongqing Yufu Asset Management Group Ltd.
3.200%, 11/04/2016	3,000,000	449,888
Qinghai State-owned Assets Investment Management Ltd.
3.700%, 04/21/2017	3,000,000	451,447
		901,335
Industrials – 20.9%
AVIC International Holding
2.990%, 02/06/2017	3,000,000	450,164
Capital Airports Holding
2.980%, 01/30/2017	3,000,000	450,227
2.670%, 04/25/2017	2,000,000	299,926
Hangzhou Municipal Construction and Development Ltd.
3.000%, 12/25/2016	4,000,000	600,030
Henan Zhongyuan Expressway Ltd.
3.190%, 02/12/2017	3,000,000	450,345
Shanghai Urban Construction Group
2.700%, 05/08/2017	3,000,000	449,514
Xiamen Iport Group
2.770%, 04/10/2017	3,000,000	449,922
		3,150,128
Materials – 9.9%
Baoshan Iron & Steel
3.180%, 10/26/2016	5,000,000	749,784
China National Gold Group
3.180%, 02/11/2017	3,000,000	450,313
Shougang Group
3.070%, 03/14/2017	2,000,000	299,713
		1,499,810

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments (Unaudited) September 30, 2016

KraneShares E Fund China Commercial Paper ETF (continued)

	Face
	Amount(A)/
	Shares	Value
COMMERCIAL PAPER (continued)
Real Estate – 12.9%
Shenzhen Special Economic Zone Construction & Development Group Ltd.
3.030%, 01/31/2017	3,000,000	$450,381
Wenzhou City Construction Investment Group Ltd.
3.050%, 03/31/2017	10,000,000	1,500,639
		1,951,020
Utilities – 27.9%
Chongqing Water Asset Management Ltd.
2.810%, 06/09/2017	3,000,000	449,931
Dadu River Hydropower Development
2.740%, 04/10/2017	2,000,000	300,053
GD Power Development Ltd.
2.750%, 01/06/2017	3,000,000	449,995
2.580%, 04/09/2017	10,000,000	1,499,457
Guodian Shandong Electric Power
2.930%, 01/28/2017	5,000,000	750,323
Shanghai Electric Power Ltd.
2.750%, 03/11/2017	5,000,000	750,089
		4,199,848
TOTAL COMMERCIAL PAPER
(Cost $14,027,202)		13,801,221

SHORT-TERM INVESTMENTS(B)(C) – 6.0%
China Universal Express Income Money Market Fund, 2.314%	358	54
E Fund Money Market Fund, 2.283%*	3,017,889	452,674
Fortune SGAM Xianjin Tianyi Money Market Fund, 2.468%	3,018,721	452,889
Xianjinbao Real-Time Redemption Money Market Fund, 2.193%	3,232	485
TOTAL SHORT-TERM INVESTMENTS
(Cost $920,235)		906,102
TOTAL INVESTMENTS – 97.5%
(Cost $14,947,437)		$14,707,323

Percentages are based on Net Assets of $15,077,558

*	Affiliated investment is a Chinese investment company which is managed by E Fund Management (Hong Kong) Co., Limited (the ‘‘Sub-Adviser’’) or an affiliate of the Sub-Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended September 30, 2016 are as follows:

			Change in			Balance
Value of			Unrealized		Value of	of Shares
Shares as of	Purchases	Proceeds	Appreciation	Realized	Shares Held	Held as of	Dividend
3/31/16	at Cost	from Sales	(Depreciation)	Gain (Loss)	9/30/16	9/30/16	Income
E Fund Money Market Fund
$885,214	$460,090	$(883,526)	$(26,401)	$17,297	$452,674	3,017,889	$–

(A)	In CNY unless otherwise indicated.

(B)	Class not available.

(C)	The rate shown is the 7-day effective yield as of September 30, 2016.

CNY – Chinese Yuan

Ltd. – Limited

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments (Unaudited) September 30, 2016

KraneShares E Fund China Commercial Paper ETF (concluded)

As of September 30, 2016, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2016, there have been no transfers between Level 1 and Level 2 investments.

For the period ended September 30, 2016, there have been no transfers between Level 2 and Level 3 investments.

For the period ended September 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments (Unaudited) September 30, 2016

KraneShares FTSE Emerging Markets Plus ETF

†	Percentages are based on total investments. More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

	Shares	Value
COMMON STOCK – 78.8%‡
BRAZIL – 4.4%
Consumer Discretionary – 0.4%
Lojas Renner	1,100	$8,319
Consumer Staples – 1.5%
Ambev	2,850	17,431
BRF	900	15,397
		32,828
Energy – 0.7%
Petroleo Brasileiro*	1,298	6,113
Ultrapar Participacoes	427	9,461
		15,574
Financials – 0.8%
BB Seguridade Participacoes	910	8,403
BM&FBovespa – Bolsa de Valores Mercadorias e Futuros	1,720	8,947
		17,350
Information Technology – 0.3%
Cielo	676	6,800
Materials – 0.5%
Vale	2,000	11,007
Telecommunication Services – 0.2%
TIM Participacoes	2,193	5,366
TOTAL BRAZIL		97,244

CHILE – 0.9%
Energy – 0.2%
Empresas COPEC	456	4,256
Financials – 0.1%
Banco Santander Chile	56,610	2,925
Utilities – 0.6%
Empresa Nacional de Electricidad	9,353	6,189
Enersis Americas	45,128	7,365
		13,554
TOTAL CHILE		20,735

The accompanying notes are an integral part of the financial statements.

15

Schedule of Investments (Unaudited) September 30, 2016

KraneShares FTSE Emerging Markets Plus ETF (continued)

	Shares	Value
COMMON STOCK (continued)
CHINA – 21.5%
Consumer Discretionary – 1.4%
BYD, Cl H*	3,475	$22,805
Ctrip.com International ADR*	188	8,755
Shanghai Jinjiang International Hotels Development	200	476
		32,036
Consumer Staples – 0.2%
Hengan International Group	560	4,643
Energy – 1.9%
China Petroleum & Chemical, Cl H	16,500	12,020
China Shenhua Energy, Cl H	4,701	9,189
CNOOC	9,826	12,187
PetroChina, Cl H	11,984	7,865
		41,261
Financials – 6.1%
Agricultural Bank of China, Cl H	26,397	11,300
Bank of China, Cl H	48,396	22,089
China CITIC Bank, Cl H	21,858	14,514
China Construction Bank, Cl H	57,296	42,477
China Life Insurance, Cl H	7,483	19,296
New China Life Insurance, Cl H	1,445	6,381
PICC Property & Casualty, Cl H	2,340	3,874
Ping An Insurance Group of China, Cl H	3,000	15,549
		135,480
Health Care – 0.3%
China Medical System Holdings	3,340	5,616
Industrials – 1.5%
Anhui Expressway, Cl H	15,512	12,900
China Communications Construction, Cl H	14,690	15,436
CITIC	3,780	5,390
		33,726
Information Technology – 7.3%
Alibaba Group Holding ADR*	378	39,988
Baidu ADR*	173	31,498
Hanergy Thin Film Power Group* (A)(B)	4,364	23
NetEase ADR	78	18,781
Tencent Holdings	2,558	70,250
		160,540
Real Estate – 0.7%
China Overseas Land & Investment	2,839	9,627
China Resources Land	2,214	6,166
		15,793
Telecommunication Services – 1.6%
China Mobile	2,972	35,962
Utilities – 0.5%
ENN Energy Holdings	882	4,293
Huaneng Power International, Cl H	9,077	5,676
		9,969
TOTAL CHINA		475,026

The accompanying notes are an integral part of the financial statements.

16

Schedule of Investments (Unaudited) September 30, 2016

KraneShares FTSE Emerging Markets Plus ETF (continued)

	Shares	Value
COMMON STOCK (continued)
COLOMBIA – 1.3%
Energy – 0.3%
Ecopetrol	14,710	$6,384
Financials – 0.5%
Bancolombia	507	4,595
Financiera Colombiana	191	2,505
Grupo de Inversiones Suramericana	377	4,925
		12,025
Materials – 0.5%
Cementos Argos	1,089	4,341
Grupo Argos	940	6,077
		10,418
TOTAL COLOMBIA		28,827

CZECH REPUBLIC – 0.6%
Financials – 0.2%
Komercni banka as	130	4,500
Utilities – 0.4%
CEZ	461	8,217
TOTAL CZECH REPUBLIC		12,717

EGYPT – 2.5%
Financials – 1.5%
Commercial International Bank Egypt SAE	4,326	23,433
Egyptian Financial Group-Hermes Holding*	6,108	8,577
		32,010
Industrials – 0.3%
ElSewedy Electric	1,111	6,406
Real Estate – 0.3%
Talaat Moustafa Group	11,045	6,716
Telecommunication Services – 0.4%
Global Telecom Holding SAE*	19,879	9,380
TOTAL EGYPT		54,512

HONG KONG – 1.0%
Consumer Discretionary – 0.2%
Haier Electronics Group	2,056	3,398
Consumer Staples – 0.0%
Qinqin Foodstuffs Group Cayman*	112	41
Financials – 0.8%
China Cinda Asset Management, Cl H	13,504	4,771
Industrial & Commercial Bank of China, Cl H	19,441	12,157
People’s Insurance Group of China, Cl H	6,452	2,629
		19,557
TOTAL HONG KONG		22,996

HUNGARY – 0.3%
Financials – 0.3%
OTP Bank	210	5,498
TOTAL HUNGARY		5,498

INDIA – 14.4%
Consumer Discretionary – 1.6%
Tata Motors ADR	900	35,982

The accompanying notes are an integral part of the financial statements.

17

Schedule of Investments (Unaudited) September 30, 2016

KraneShares FTSE Emerging Markets Plus ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials – 7.1%
HDFC Bank ADR	1,500	$107,835
ICICI Bank ADR	6,517	48,682
		156,517
Health Care – 1.1%
Dr Reddy’s Laboratories ADR	512	23,767
Information Technology – 3.7%
Infosys ADR	4,045	63,830
Wipro ADR	1,962	19,051
		82,881
Materials – 0.9%
Vedanta ADR	1,908	19,786
TOTAL INDIA		318,933

INDONESIA – 6.2%
Consumer Discretionary – 1.1%
Astra International	38,102	24,086
Consumer Staples – 0.8%
Indofood Sukses Makmur	12,428	8,285
Unilever Indonesia	2,784	9,503
		17,788
Financials – 2.5%
Bank Central Asia	12,820	15,422
Bank Mandiri Persero	12,722	10,918
Bank Negara Indonesia Persero	20,176	8,580
Bank Rakyat Indonesia Persero	20,841	19,482
		54,402
Industrials – 0.4%
United Tractors	7,104	9,634
Materials – 0.4%
Semen Indonesia Persero	12,163	9,413
Telecommunication Services – 1.0%
Telekomunikasi Indonesia Persero	67,448	22,274
TOTAL INDONESIA		137,597

MALAYSIA – 1.5%
Consumer Discretionary – 0.1%
Genting	1,603	3,074
Industrials – 0.4%
Gamuda	7,674	9,092
Materials – 0.4%
Petronas Chemicals Group	4,820	7,751
Utilities – 0.6%
Petronas Gas	1,305	6,892
Tenaga Nasional	1,817	6,283
		13,175
TOTAL MALAYSIA		33,092

MEXICO – 4.3%
Consumer Discretionary – 0.4%
Grupo Televisa	1,774	9,130

The accompanying notes are an integral part of the financial statements.

18

Schedule of Investments (Unaudited) September 30, 2016

KraneShares FTSE Emerging Markets Plus ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples – 1.1%
Fomento Economico Mexicano	1,336	$12,320
Grupo Bimbo, Ser A	1,430	3,790
Wal-Mart de Mexico	3,372	7,396
		23,506
Financials – 0.7%
Gentera	4,178	7,562
Grupo Financiero Banorte, Cl O	1,536	8,079
		15,641
Industrials – 0.4%
Grupo Aeroportuario del Sureste, Cl B	374	5,481
Promotora y Operadora de Infraestructura	412	4,444
		9,925
Materials – 0.9%
Cemex*	12,141	9,655
Grupo Mexico	3,992	9,781
		19,436
Real Estate – 0.3%
Fibra Uno Administracion	3,433	6,288
Telecommunication Services – 0.5%
America Movil	19,782	11,305
TOTAL MEXICO		95,231

PAKISTAN – 1.7%
Energy – 1.2%
Oil & Gas Development	10,465	14,149
Pakistan Petroleum	7,376	11,558
		25,707
Materials – 0.5%
Fauji Fertilizer	11,972	11,917
TOTAL PAKISTAN		37,624

PERU – 1.0%
Financials – 0.7%
Credicorp	105	15,983
Materials – 0.3%
Cia de Minas Buenaventura SAA ADR*	502	6,948
TOTAL PERU		22,931

PHILIPPINES – 1.5%
Consumer Staples – 0.2%
Universal Robina	1,150	4,221
Financials – 0.2%
Ayala	315	5,567
Industrials – 0.6%
International Container Terminal Services	3,777	5,997
SM Investments	510	7,083
		13,080
Real Estate – 0.3%
Ayala Land	9,000	7,284
Telecommunication Services – 0.2%
Globe Telecom	80	3,365
TOTAL PHILIPPINES		33,517

The accompanying notes are an integral part of the financial statements.

19

Schedule of Investments (Unaudited) September 30, 2016

KraneShares FTSE Emerging Markets Plus ETF (continued)

	Shares	Value
COMMON STOCK (continued)
POLAND – 1.1%
Energy – 0.4%
Polski Koncern Naftowy ORLEN	466	$7,915
Financials – 0.7%
Bank Pekao	130	4,202
Powszechna Kasa Oszczednosci Bank Polski	698	4,762
Powszechny Zaklad Ubezpieczen	1,098	6,994
		15,958
TOTAL POLAND		23,873

RUSSIA – 5.8%
Consumer Staples – 0.9%
Magnit PJSC GDR	463	19,302
Energy – 3.1%
Gazprom PJSC	9,824	21,029
Lukoil PJSC	569	27,700
Novatek OAO	130	1,408
Rosneft PJSC	1,064	5,787
Tatneft*	2,482	12,613
		68,537
Financials – 1.2%
Sberbank of Russia PJSC	9,698	22,366
VTB Bank PJSC	4,583,252	5,243
		27,609
Materials – 0.6%
MMC Norilsk Nickel*	88	13,701
TOTAL RUSSIA		129,149

SOUTH AFRICA – 1.5%
Consumer Discretionary – 0.7%
Naspers, Cl N	77	13,300
Steinhoff International Holdings	506	2,890
		16,190
Financials – 0.5%
Remgro	634	10,584
Information Technology – 0.3%
Sasol	244	6,672
TOTAL SOUTH AFRICA		33,446

TAIWAN – 2.1%
Energy – 0.2%
Formosa Petrochemical	1,447	4,349
Information Technology – 0.8%
Taiwan Semiconductor Manufacturing	3,163	18,416
Materials – 1.1%
Formosa Chemicals & Fibre	2,556	6,874
Formosa Plastics	3,312	8,220
Nan Ya Plastics	4,403	8,709
		23,803
TOTAL TAIWAN		46,568

The accompanying notes are an integral part of the financial statements.

20

Schedule of Investments (Unaudited) September 30, 2016

KraneShares FTSE Emerging Markets Plus ETF (continued)

	Shares	Value
COMMON STOCK (continued)
THAILAND – 1.8%
Consumer Staples – 0.3%
CP ALL	4,096	$7,270
Energy – 0.7%
PTT	865	8,462
Thai Oil	3,342	6,607
		15,069
Health Care – 0.2%
Bumrungrad Hospital	824	4,150
Industrials – 0.2%
Airports of Thailand	470	5,412
Telecommunication Services – 0.4%
Advanced Info Service	1,805	8,335
TOTAL THAILAND		40,236

TURKEY – 2.7%
Consumer Discretionary – 0.3%
Arcelik	986	6,940
Consumer Staples – 0.4%
BIM Birlesik Magazalar	496	8,273
Energy – 0.5%
Tupras Turkiye Petrol Rafinerileri	505	9,559
Financials – 0.8%
Akbank	2,892	7,749
Turkiye Garanti Bankasi	3,481	9,222
		16,971
Industrials – 0.4%
KOC Holding	2,195	9,429
Telecommunication Services – 0.3%
Turkcell Iletisim Hizmetleri	2,250	7,281
TOTAL TURKEY		58,453

UNITED ARAB EMIRATES – 0.7%
Financials – 0.2%
Abu Dhabi Commercial Bank PJSC	1,164	2,044
First Gulf Bank PJSC	534	1,716
		3,760
Real Estate – 0.5%
Emaar Properties PJSC	5,130	9,916
Telecommunication Services – 0.0%
Emirates Telecommunications Group PJSC	186	1,013
TOTAL UNITED ARAB EMIRATES		14,689
TOTAL COMMON STOCK
(Cost $1,773,686)		1,742,894

OTHER INVESTMENT COMPANY – 16.2%
KraneShares Bosera MSCI China A Share ETF**	12,342	358,659
TOTAL OTHER INVESTMENT COMPANY
(Cost $472,194)		358,659

The accompanying notes are an integral part of the financial statements.

21

Schedule of Investments (Unaudited) September 30, 2016

KraneShares FTSE Emerging Markets Plus ETF (continued)

	Shares	Value
PREFERRED STOCK(C) – 2.8%
BRAZIL – 2.8%
Energy – 0.6%
Petroleo Brasileiro*	3,200	$13,494
Financials – 1.8%
Banco Bradesco	1,584	14,597
Itau Unibanco Holding	1,520	16,726
Itausa - Investimentos Itau	3,336	8,605
		39,928
Telecommunication Services – 0.4%
Telefonica Brasil	500	7,287
TOTAL PREFERRED STOCK
(Cost $58,844)		60,709
TOTAL INVESTMENTS – 97.8%
(Cost $2,304,724)		$2,162,262

Percentages are based on Net Assets of $2,210,712

**	Affiliated investment is a registered investment company which is managed by Krane Funds Advisors, LLC (the ‘‘Adviser’’). Transactions with affiliated companies during the period ended September 30, 2016 are as follows:

			Change in			Balance
Value of			Unrealized		Value of	of Shares
Shares as	Purchases	Proceeds	Appreciation	Realized	Shares Held	Held as of	Dividend
of 3/31/16	at Cost	from Sales	(Depreciation)	Gain (Loss)	9/30/16	9/30/16	Income
KraneShares Bosera MSCI China A Share ETF
$355,203	$91,379	$(86,971)	$34,172	$(35,124)	$358,659	12,342	$–

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*	Non-income producing security.

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of September 30, 2016 was $23 and represents 0.0% of Net Assets.

(B)	Security considered illiquid. The total value of such securities as of September 30, 2016 was $23 and represents 0.0% of Net Assets.

(C)	Rates not available for international preferred securities.

ADR – American Depositary Receipt

Cl – Class

ETF – Exchange Traded Fund

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

Ser – Series

The accompanying notes are an integral part of the financial statements.

22

Schedule of Investments (Unaudited) September 30, 2016

KraneShares FTSE Emerging Markets Plus ETF (concluded)

The following is a list of the inputs used as of September 30, 2016, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3^	Total
Investments in Securities
Common Stock
Brazil	$97,244	$–	$–	$97,244
Chile	20,735	–	–	20,735
China
Consumer Discretionary	32,036	–	–	32,036
Consumer Staples	4,643	–	–	4,643
Energy	41,261	–	–	41,261
Financials	135,480	–	–	135,480
Health Care	5,616	–	–	5,616
Industrials	33,726	–	–	33,726
Information Technology	160,517	–	23	160,540
Real Estate	15,793	–	–	15,793
Telecommunication Services	35,962	–	–	35,962
Utilities	9,969	–	–	9,969
Colombia	28,827	–	–	28,827
Czech Republic	12,717	–	–	12,717
Egypt	54,512	–	–	54,512
Hong Kong	22,996	–	–	22,996
Hungary	5,498	–	–	5,498
India	318,933	–	–	318,933
Indonesia	137,597	–	–	137,597
Malaysia	33,092	–	–	33,092
Mexico	95,231	–	–	95,231
Pakistan	37,624	–	–	37,624
Peru	22,931	–	–	22,931
Philippines	33,517	–	–	33,517
Poland	23,873	–	–	23,873
Russia	129,149	–	–	129,149
South Africa	33,446	–	–	33,446
Taiwan	46,568	–	–	46,568
Thailand	40,236	–	–	40,236
Turkey	58,453	–	–	58,453
United Arab Emirates	14,689	–	–	14,689
Total Common Stock	1,742,871	–	23	1,742,894
Other Investment Company	358,659	–	–	358,659
Preferred Stock	60,709	–	–	60,709
Total Investments in Securities	$2,162,239	$–	$23	$2,162,262

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended September 30, 2016, there have been no transfers between Level 1 and Level 2 investments.

For the period ended September 30, 2016, there have been no transfers between Level 2 and Level 3 investments.

For the period ended September 30, 2016, there have been no transfers between Level 1 and Level 3 investments. Transfers between levels are recognized at period end.

Amounts designated as ‘‘–’’ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

23

Statements of Assets and Liabilities (Unaudited)

September 30, 2016

	KraneShares	KraneShares		KraneShares
	Bosera MSCI	Zacks New		CSI China
	China A Share	China		Internet
	ETF	ETF		ETF
Assets:
Investments at Value	$29,706,611	$3,095,676		$255,680,469
Foreign Currency at Value	410,961	–		8,829
Cash and Cash Equivalents	–	36,014		1,728,530
Unrealized Appreciation on Spot Contracts	598,758	–		–
Dividend and Interest Receivable	–	1,567		–
Prepaid Expenses	–	2,900		163,359
Total Assets	30,716,330	3,136,157		257,581,187

Liabilities:
Unrealized Depreciation on Spot Contracts	599,700	–		–
Payable due to Investment Adviser	9,544	1,753		131,250
Payable for Trustees’ Fee	2,486	–		–
Total Liabilities	611,730	1,753		131,250
Net Assets	$30,104,600	$3,134,404		$257,449,937

Net Assets Consist of:
Paid-in Capital	$31,337,509	$2,693,752		$262,281,160
Undistributed Net Investment Income/ (Accumulated Net Investment Loss)	15,986	20,500		(660,445)
Accumulated Net Realized Loss on Investments and Foreign Currency Translations	(543,438)	(16,996)		(7,946,863)
Net Unrealized Appreciation (Depreciation) on Investments	(704,448)	437,137		3,776,087
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(1,009)	11		(2)
Net Assets	$30,104,600	$3,134,404		$257,449,937

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	1,050,000	100,000	#	6,250,000
Net Asset Value, Offering and Redemption Price Per Share	$28.67	$31.34		$41.19
Cost of Investments	$30,411,059	$2,658,539		$251,904,382
Cost of Foreign Currency	411,028	–		8,829

#	After the close of the markets on September 13, 2016, the Fund effected a 2 for 1 share split (see Note 7).

The accompanying notes are an integral part of the financial statements.

24

Statements of Assets and Liabilities (Unaudited) (concluded)

September 30, 2016

	KraneShares	KraneShares
	E Fund China	FTSE Emerging
	Commercial	Markets Plus
	Paper ETF	ETF
Assets:
Investments at Value	$14,254,649	$1,803,603
Affiliated Investments at Value	452,674	358,659
Foreign Currency at Value	130,638	1,229
Cash and Cash Equivalents	333	46,889
Dividend and Interest Receivable	179,623	2,119
Prepaid Expenses	66,551	–
Reclaim Receivable	–	112
Total Assets	15,084,468	2,212,611

Liabilities:
Payable due to Investment Adviser	6,910	1,239
Payable for Trustees’ Fee	–	660
Total Liabilities	6,910	1,899
Net Assets	$15,077,558	$2,210,712

Net Assets Consist of:
Paid-in Capital	$17,155,055	$2,501,433
Undistributed (Distributions in Excess of) Net Investment Income	(1,397,645)	20,233
Accumulated Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Translations	(437,949)	(168,537)
Net Unrealized Depreciation on Investments and Affiliated Investments	(240,114)	(142,462)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(1,789)	45
Net Assets	$15,077,558	$2,210,712

Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	450,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$33.51	$22.11
Cost of Investments	$14,487,347	$1,832,530
Cost of Affiliated Investments	460,090	472,194
Cost of Foreign Currency	130,445	1,201

The accompanying notes are an integral part of the financial statements.

25

Statements of Operations (Unaudited)

For the Period Ended September 30, 2016

	KraneShares	KraneShares	KraneShares
	Bosera MSCI	Zacks New	CSI China
	China A Share	China	Internet
	ETF	ETF	ETF
Investment Income:
Dividend Income	$126,133	$42,197	$808,956
Interest Income	167	40	667
Less: Foreign Taxes Withheld	(13,247)	(3,521)	(8,149)
Total Investment Income	113,053	38,716	801,474

Expenses:
Management Fees	34,600	9,815	616,597
Trustees’ Fees	6,052	787	23,963
Total Expenses	40,652	10,602	640,560
Management Fee Waiver	(4,436)	–	–
Net Expenses	36,216	10,602	640,560
Net Investment Income	76,837	28,114	160,914

Net Realized Gain (Loss) on:
Investments	(396,628)	145,780	2,082,431 (1)
Foreign Currency Translations	10,843	4,067	(1,508)
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(385,785)	149,847	2,080,923

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(112,895)	153,987	22,744,368
Foreign Currency Translations	(1,411)	(160)	(5)

Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(114,306)	153,827	22,744,363
Net Realized and Change in Unrealized Gain (Loss) on Investments and Foreign Currency Translations	(500,091)	303,674	24,825,286
Net Increase (Decrease) in Net Assets Resulting from Operations	$(423,254)	$331,788	$24,986,200

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

26

Statements of Operations (Unaudited) (concluded)

For the Period Ended September 30, 2016

	KraneShares
	E Fund China	KraneShares
	Commercial	FTSE Emerging
	Paper	Markets Plus
	ETF	ETF
Investment Income:
Dividend Income	$–	$33,573
Interest Income	223,116	15
Less: Foreign Taxes Withheld	(1,534)	(4,858)
Total Investment Income	221,582	28,730

Expenses:
Management Fees	52,599	9,046
Trustees’ Fees	2,053	809
Total Expenses	54,652	9,855
Management Fee Waiver	(9,282)	(1,739)
Net Expenses	45,370	8,116
Net Investment Income	176,212	20,614

Net Realized Gain (Loss) on:
Investments	(21,626)	(132,738)
Affiliated Investments	17,297	(35,124)
Foreign Currency Translations	(379,682)	(675)
Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Translations	(384,011)	(168,537)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(64,967)	244,634
Affiliated Investments	(26,401)	34,172
Foreign Currency Translations	(5,851)	55

Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Foreign Currency Translations	(97,219)	278,861
Net Realized and Change in Unrealized Gain (Loss) on Investments, Affiliated Investments and Foreign Currency Translations	(481,230)	110,324
Net Increase (Decrease) in Net Assets Resulting from Operations	$(305,018)	$130,938

The accompanying notes are an integral part of the financial statements.

27

Statements of Changes in Net Assets

	KraneShares Bosera
	MSCI China A Share ETF
	Period Ended
	September 30,	Year Ended
	2016	March 31,
	(Unaudited)	2016
Operations:
Net Investment Income	$76,837	$186,437
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(385,785)	1,759,188
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(114,306)	(6,505,315)
Net Decrease in Net Assets Resulting from Operations	(423,254)	(4,559,690)

Dividends and Distributions from:
Net Investment Income	–	(82,915)
Net Realized Gains	(127,487)	(2,017,341)
Total Dividends and Distributions	(127,487)	(2,100,256)

Capital Share Transactions:(1)
Issued	26,099,947	3,264,139
Redeemed	–	(18,822,951)
Increase (Decrease) in Net Assets from Capital Share Transactions	26,099,947	(15,558,812)
Total Increase (Decrease) in Net Assets	25,549,206	(22,218,758)

Net Assets:
Beginning of Period	4,555,394	26,774,152
End of Period	$30,104,600	$4,555,394

Undistributed (Distributions in Excess of) Net Investment Income	$15,986	$(60,851)

Share Transactions:
Issued	900,000	50,000
Redeemed	–	(400,002)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	900,000	(350,002)

(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

28

Statements of Changes in Net Assets (continued)

	KraneShares
	Zacks New China ETF
	Period Ended
	September 30,		Year Ended
	2016		March 31,
	(Unaudited)		2016
Operations:
Net Investment Income	$28,114		$18,440
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	149,847		(1,029)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	153,827		(504,675)
Net Increase (Decrease) in Net Assets Resulting from Operations	331,788		(487,264)

Dividends and Distributions from:
Net Investment Income	–		(25,169)
Net Realized Gains	–		(289,653)
Return of Capital	–		(788)
Total Dividends and Distributions	–		(315,610)

Capital Share Transactions:(1)
Issued	–		184,546
Increase in Net Assets from Capital Share Transactions	–		184,546
Total Increase (Decrease) in Net Assets	331,788		(618,328)

Net Assets:
Beginning of Period	2,802,616		3,420,944
End of Period	$3,134,404		$2,802,616

Undistributed (Distributions in Excess of) Net Investment Income	$20,500		$(7,614)

Share Transactions:
Issued	50,000	#	–
Net Increase in Shares Outstanding from Share Transactions	50,000		–

(1)	Includes transaction costs related to creations and redemptions.

#	After the close of the markets on September 13, 2016, the Fund effected a 2 for 1 share split (see Note 7).

The accompanying notes are an integral part of the financial statements.

29

Statements of Changes in Net Assets (continued)

	KraneShares
	CSI China Internet ETF
	Period Ended
	September 30,	Year Ended
	2016	March 31,
	(Unaudited)	2016
Operations:
Net Investment Income (Loss)	$160,914	$(741,539)
Net Realized Gain on Investments and Foreign Currency Translations	2,080,923	19,253,499
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	22,744,363	(4,193,530)
Net Increase in Net Assets Resulting from Operations	24,986,200	14,318,430

Dividends and Distributions from:
Net Investment Income	–	(240,264)
Return of Capital	–	(18,722)
Total Dividends and Distributions	–	(258,986)

Capital Share Transactions:(1)
Issued	176,831,039	327,489,029
Redeemed	(139,236,230)	(278,291,404)
Increase in Net Assets from Capital Share Transactions	37,594,809	49,197,625
Total Increase in Net Assets	62,581,009	63,257,069

Net Assets:
Beginning of Period	194,868,928	131,611,859
End of Period	$257,449,937	$194,868,928

Accumulated Net Investment Loss/Distributions in Excess of Net Investment Income	$(660,445)	$(821,359)

Share Transactions:
Issued	4,800,000	9,150,000
Redeemed	(4,000,000)	(7,550,000)
Net Increase in Shares Outstanding from Share Transactions	800,000	1,600,000

(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

30

Statements of Changes in Net Assets (continued)

	KraneShares E Fund
	China Commercial Paper ETF
	Period Ended
	September 30,	Year Ended
	2016	March 31,
	(Unaudited)	2016
Operations:
Net Investment Income	$176,212	$1,127,869
Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Translations	(384,011)	(2,343,319)
Net Change in Unrealized Depreciation on Investments, Affiliated Investments and Foreign Currency Translations	(97,219)	(131,988)
Net Decrease in Net Assets Resulting from Operations	(305,018)	(1,347,438)

Dividends and Distributions from:
Net Investment Income	(6,584)	(343,941)
Net Realized Gains	–	(9,852)
Return of Capital	–	(52,224)
Total Dividends and Distributions	(6,584)	(406,017)

Capital Share Transactions:(1)
Issued	426	59,536,118
Redeemed	(3,410,511)	(47,685,576)
Increase (Decrease) in Net Assets from Capital Share Transactions	(3,410,085)	11,850,542
Total Increase (Decrease) in Net Assets	(3,721,687)	10,097,087

Net Assets:
Beginning of Period	18,799,245	8,702,158
End of Period	$15,077,558	$18,799,245

Distributions in Excess of Net Investment Income	$(1,397,645)	$(1,567,273)

Share Transactions:
Issued	–	1,700,000
Redeemed	(100,000)	(1,400,002)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)	299,998

(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

31

Statements of Changes in Net Assets (concluded)

	KraneShares FTSE
	Emerging Markets Plus ETF
	Period Ended
	September 30,	Year Ended
	2016	March 31,
	(Unaudited)	2016
Operations:
Net Investment Income	$20,614	$29,419
Net Realized Gain (Loss) on Investments, Affiliated Investments and Foreign Currency Translations	(168,537)	84,600
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Foreign Currency Translations	278,861	(471,459)
Net Increase (Decrease) in Net Assets Resulting from Operations	130,938	(357,440)

Dividends and Distributions from:
Net Investment Income	(39,218)	(34,814)
Net Realized Gains	(46,996)	(5,119)
Total Dividends and Distributions	(86,214)	(39,933)

Capital Share Transactions:(1)
Issued	–	584
Redeemed	–	(43)
Increase in Net Assets from Capital Share Transactions	–	541
Total Increase (Decrease) in Net Assets	44,724	(396,832)

Net Assets:
Beginning of Period	2,165,988	2,562,820
End of Period	$2,210,712	$2,165,988

Undistributed Net Investment Income	$20,233	$38,837

Share Transactions:
Redeemed	–	(2)
Net Decrease in Shares Outstanding from Share Transactions	–	(2)

(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

32

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33

Financial Highlights

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2016 (Unaudited) and the Years/Periods Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares Bosera MSCI China A Share ETF
2016***	30.37	0.25	(1.10)	(0.85)	–	(0.85)	–
2016	53.55	0.62	(13.67)	(13.05)	(0.41)	(9.72)	–
2015	28.92	(0.22)	24.90	24.68	(0.05)	–	–
2014(1)	30.00	(0.02)	(1.06)	(1.08)	–	–	–
KraneShares Zacks New China ETF(6)#
2016***	28.02	0.52	2.80	3.32	–	–	–
2016	34.20	0.18	(3.21)	(3.03)	(0.25)	(2.89)	(0.01)
2015	31.42	0.12	2.97	3.09	(0.31)	–	–
2014(2)	25.00	(0.03)	6.45	6.42	–	–	–
KraneShares CSI China Internet ETF
2016***	35.76	0.03	5.40	5.43	–	–	–
2016	34.18	(0.20)	1.84	1.64	(0.06)	–	– (7)
2015	35.93	(0.14)	(1.32)	(1.46)	(0.29)	–	–
2014(3)	25.00	(0.02)	11.05	11.03	(0.06)	(0.04)	–
KraneShares E Fund China Commercial Paper ETF
2016***	34.18	0.38	(1.04)	(0.66)	(0.01)	–	–
2016	34.81	1.01	(1.39)	(0.38)	(0.21)	(0.01)	(0.03)
2015(4)	35.00	0.39	(0.35)	0.04	(0.23)	–	–
KraneShares FTSE Emerging Markets Plus ETF
2016***	21.66	0.21	1.10	1.31	(0.39)	(0.47)	–
2016	25.63	0.29	(3.86)	(3.57)	(0.35)	(0.05)	–
2015(5)	25.00	–	0.63	0.63	–	–	–

(1)	The Fund commenced operations on March 4, 2014.

(2)	The Fund commenced operations on July 22, 2013.

(3)	The Fund commenced operations on July 31, 2013.

(4)	The Fund commenced operations on December 2, 2014.

(5)	The Fund commenced operations on February 12, 2015.

(6)	Effective August 1, 2014, the KraneShares CSI China Five Year Plan ETF changed its name to KraneShares CSI New China ETF. Effective June 1, 2016, the KraneShares CSI New China ETF changed its name to KraneShares Zacks New China ETF.

(7)	Amount was less than $0.01 per share.

(8)	Management fees and expense cap decreased to 0.78% and 0.68%, respectively, as of March 24, 2016. Prior to March 24, 2016, the management fee was 1.10% before a contractual waiver and 0.85% after the contractual waiver.

*	Per share data calculated using average shares method.

**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of creation and redemption fees associated with creation units.

The accompanying notes are an integral part of the financial statements.

34

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)

(0.85)	28.67	(2.69)	30,105	0.81	†	0.91	†	1.73	†	31	††
(10.13)	30.37	(27.18)	4,555	0.93	(8)	1.18	(8)	1.18		116
(0.05)	53.55	85.37	26,774	1.31		1.51		(0.55)		110
–	28.92	(3.60)	11,566	1.10	†	1.10	†	(0.84	)†	–	††

–	31.34	11.83	3,134	0.73	†	0.73	†	1.94	†	88	††
(3.15)	28.02	(9.71)	2,803	0.73		0.73		0.60		575
(0.31)	34.20	9.92	3,421	0.71		0.71		0.37		36
–	31.42	25.70	3,143	0.68	†	0.68	†	(0.15	)†	7	††

–	41.19	15.18	257,450	0.70	†	0.70	†	0.18	†	19	††
(0.06)	35.76	4.77	194,869	0.72		0.72		(0.56)		27
(0.29)	34.18	(4.09)	131,612	0.71		0.71		(0.39)		43
(0.10)	35.93	44.18	77,243	0.68	†	0.68	†	(0.90	)†	8	††

(0.01)	33.51	(1.93)	15,078	0.59	†^	0.70	†^	2.27	†^	–	††
(0.25)	34.18	(1.11)	18,799	0.57	^	0.69	^	2.92	^	717
(0.23)	34.81	0.13	8,702	0.60	†^	0.72	†^	3.46	†^	–	††

(0.86)	22.11	6.45	2,211	0.75	†‡	0.75	†‡	1.91	†‡	25	††
(0.40)	21.66	(14.00)	2,166	0.91	‡	1.12	‡	1.27	‡	1
–	25.63	2.52	2,563	0.88	†‡	0.88	†‡	(0.07	)†‡	8	††

***	For the six-month period ended September 30, 2016. All ratios for the period have been annualized.

†	Annualized.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

^	The ratios of expenses and net investment income/(loss) to Average Net Assets reflect the expenses and net investment income/(loss), respectively, for the year/period as reported in the Statements of Operations and do not reflect the Fund’s proportionate share of the income and expenses of the money market funds.

‡	The ratios of expenses and net investment income/(loss) to Average Net Assets reflect the expenses and net investment income/(loss), respectively, for the year/period as reported in the Statements of Operations and do not reflect the Fund’s proportionate share of the income and expenses of the KraneShares Bosera MSCI China A Share ETF.

#	After the close of the markets on September 13, 2016, the Fund effected a 2 for 1 share split (see Note 7). Per share data has been adjusted to reflect the share split.

Amounts designated as ‘‘–’’ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

35

Notes to Financial Statements (Unaudited)

1.	ORGANIZATION

KraneShares Trust (the ‘‘Trust’’) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This does not mean, however, that individual investors will be able to redeem and purchase Shares directly with the series of the Trust. Only Authorized Participants can redeem and purchase Creation Units of Shares directly. As of September 30, 2016, the Trust had five operational series.The financial statements herein and the related notes pertain to the KraneShares Bosera MSCI China A Share ETF, KraneShares Zacks New China ETF (formerly, KraneShares CSI New China ETF), KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF and KraneShares FTSE Emerging Markets Plus ETF (each a ‘‘Fund’’ and collectively, the ‘‘Funds’’). KraneShares Bosera MSCI China A Share ETF and KraneShares FTSE Emerging Markets Plus ETF are diversified, as defined under Section 5(b)(1) of the Investment Company Act of 1940; while the KraneShares CSI China Internet ETF, KraneShares Zacks New China ETF and KraneShares E Fund China Commercial Paper ETF are non-diversified. Krane Funds Advisors, LLC (the ‘‘Adviser’’), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the ‘‘Board’’). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser may use co-advisers (each, a ‘‘Sub-Adviser’’ or, collectively, the ‘‘Sub-Advisers’’) to perform the day-to-day management for the Funds.

The shares of KraneShares Bosera MSCI China A Share ETF, KraneShares Zacks New China ETF and KraneShares E Fund China Commercial Paper ETF are listed and traded on the NYSE Arca, Inc. Shares of KraneShares CSI China Internet ETF are listed and traded on the NASDAQ Exchange. Shares of KraneShares FTSE Emerging Markets Plus ETF are listed and traded on the BATS Exchange. Market prices for Fund shares may be different from their net asset value (‘‘NAV’’). The Funds issue and redeem Shares (‘‘Shares’’) on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares or multiples thereof, called Creation Units (‘‘Creation Units’’). With respect to the KraneShares Zacks New China ETF, KraneShares CSI China Internet ETF and KraneShares FTSE Emerging Markets Plus ETF, Creation Units will be issued and redeemed principally in-kind for a basket of securities and a balancing cash amount. With respect to the KraneShares Bosera MSCI China A Share ETF and the KraneShares E Fund China Commercial Paper ETF, Creation Units will be issued and redeemed principally for cash. To the extent the KraneShares Bosera MSCI China A Share ETF and the KraneShares E Fund China Commercial Paper ETF permit in-kind consideration for the purchase of a Creation Units, such Creation Units will be issued and redeemed for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

36

Notes to Financial Statements (Unaudited) (continued)

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to its respective index listed below (each, an ‘‘Underlying Index’’):

Fund	Index
KraneShares Bosera MSCI China A Share ETF	MSCI China A International Index
KraneShares Zacks New China ETF	Zacks New China Index
KraneShares CSI China Internet ETF	CSI Overseas China Internet Index
KraneShares E Fund China Commercial Paper ETF	CSI Diversified High Grade Commercial Paper Index
KraneShares FTSE Emerging Markets Plus ETF	FTSE Emerging incl. China Overseas non-R/QFII GDP
Weighted Index

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are registered investment companies in conformity with U.S. generally accepted accounting principles (‘‘U.S. GAAP’’) and, therefore, the Funds follow the accounting and reporting guidelines for registered investment companies.

USE OF ESTIMATES – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION – The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. Withholdings for capital gains (if any) are also taken into account for purposes of determining NAV. The NAV per share for the Fund normally is calculated by the Administrator and determined as of the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the Exchange is open.

In calculating the values of the Fund’s portfolio securities, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, such securities are valued at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used). For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities

37

Notes to Financial Statements (Unaudited) (continued)

are reported in local currency and converted to U.S. dollars using currency exchange rates. The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent. Exchange traded options are valued at the last reported sales price on the exchange on which they are listed. Futures are valued at the settlement price established by the board of trade on which they are traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 11:00 a.m. Eastern Time. Prices for most securities held by the Fund are provided daily by independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not ‘‘readily available,’’ or are not deemed to reflect current market values, or debt securities where no evaluated price is available from the Trust’s third-party pricing agents pursuant to established methodologies, are fair valued by the Trust’s Fair Valuation Committee in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using ‘‘fair value’’ pricing may include: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time. The Fund may fair value certain of the foreign securities held by the Fund each day the Fund calculates its NAV.

In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that trade outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued at the last reported sale price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. If there is no such reported sale, such securities are valued at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used). Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index. This may adversely affect the Fund’s ability to track the Underlying Index.

38

Notes to Financial Statements (Unaudited) (continued)

As of September 30, 2016, the total market value of securities valued in accordance with Fair Value Procedures is as follows:

	Fair Valued	% of
	Amount	Net Assets
KraneShares Bosera MSCI China A Share ETF	$680,624	2.3%
KraneShares Zacks New China ETF	141,721	4.5%
KraneShares FTSE Emerging Markets Plus ETF	23	0.0%

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 – Significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments, broker quotes, fair value of investments for which the Funds’ do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended September 30, 2016, there have been no significant changes to the Funds’ fair valuation methodologies.

39

Notes to Financial Statements (Unaudited) (continued)

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of September 30, 2016. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

KraneShares Bosera MSCI China A Share ETF

Quantitative information about Level 3 fair value measurements
Assets	Fair Value at 9/30/16	Valuation Technique(s)	Unobservable Input	Discount Percentage*
Common Stock	$680,624	Sector Movement	Sector Performance	+/-10%

KraneShares Zacks New China ETF

Quantitative information about Level 3 fair value measurements
Assets	Fair Value at 9/30/16	Valuation Technique(s)	Unobservable Input	Discount Percentage*
Common Stock	$141,721	Sector Movement	Sector Performance	+/-10%

*	Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range, based on that day’s opening price (‘‘Collared Securities’’). Fair value determinations for Collared Securities will be capped by the Committee based on any applicable pre-determined ‘‘limit down’’ or ‘‘limit up’’ prices established by a foreign securities exchange. As a result, the Committee ensures that any fair value price determination on a given day is capped accordingly plus or minus ten percent.

The unobservable input used to determine fair value of the Level 3 asset may have similar or diverging impacts on valuation. Significant increases and decreases in this input could result in significantly higher or lower fair value measurement.

FEDERAL INCOME TAXES – It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is ‘‘more-likely-than-not’’ (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of September 30, 2016, management of the Funds has reviewed all open tax years since inception and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

40

Notes to Financial Statements (Unaudited) (continued)

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is generally recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

Dividend income received from affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from affiliated funds are recognized on ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

FOREIGN CURRENCY – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on foreign currency translations on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income at least annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CREATION UNITS – The Funds issue and redeem Shares at Net Asset Value (‘‘NAV’’) and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit or multiples thereof). These fees are subject to adjustment from time to time by the Adviser.

The standard creation and redemption fees for each Fund are listed below:

Standard creation and redemption fees
KraneShares Bosera MSCI China A Share ETF	$8,500 and a variable fee of up to 2.0%
KraneShares Zacks New China ETF	$1,500 and a variable fee of up to 2.0%
KraneShares CSI China Internet ETF	$500 and a variable fee of up to 2.0%
KraneShares E Fund China Commercial Paper ETF	$500 and a variable fee of up to 2.0%
KraneShares FTSE Emerging Markets Plus ETF	$8,500 and a variable fee of up to 2.0%

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or

41

Notes to Financial Statements (Unaudited) (continued)

have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The KraneShares Bosera MSCI China A Share ETF and the KraneShares E Fund China Commercial Paper ETF generally expect that Creation Units of the Fund will be issued and redeemed principally for cash.

The following table discloses Creation Unit breakdown as of September 30, 2016:

	Creation	Transaction		Redemption
	Unit Shares	Fee	Value	Fee
KraneShares Bosera MSCI China A Share ETF	900,000	$77,598	$26,047,849	$–
KraneShares CSI China Internet ETF	1,400,000	13,807	59,048,269	5,500
KraneShares E Fund China Commercial Paper ETF	(100,000)	–	(3,410,511)	1,444

CASH AND CASH EQUIVALENTS – Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statements of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY AGREEMENT – The Adviser serves as investment adviser to each Fund pursuant to an investment advisory agreement between the Trust on behalf of each Fund and the Adviser (the ‘‘Agreements’’). Under the Agreements, the Adviser is responsible for overseeing the day-to-day management of each Fund listed below, and continuously reviews, supervises, and administers the Fund’s investment program. The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its day-to-day management activities. Each Agreement provides that the Fund pays a unitary (or unified) fee to the Adviser for advisory and management services provided to the Fund. Pursuant to the Agreements between the Trust and the Adviser, the Funds below pay the Adviser a fee, which is calculated and accrued daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund:

Management
Fee
KraneShares Bosera MSCI China A Share ETF	0.78%
KraneShares Zacks New China ETF	0.68%
KraneShares CSI China Internet ETF	0.68%
KraneShares E Fund China Commercial Paper ETF	0.68%
KraneShares FTSE Emerging Markets Plus ETF	0.68%

The Agreements require the Adviser to pay all operating expenses of the Funds, except: (a) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (b) expenses of the Funds incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (c) expenses incurred in connection with any

42

Notes to Financial Statements (Unaudited) (continued)

distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act, including distribution fees; (d) ‘‘Acquired Fund Fees and Expenses’’ (as defined by Form N-1A under the Investment Company Act); (e) litigation expenses; (f) compensation and expenses of the Independent Trustees (including any fees of independent legal counsel to the Independent Trustees); and (g) any expenses determined to be extraordinary expenses by the Board.

Pursuant to the terms of an Expense Limitation Agreement, the Adviser has contractually agreed to reduce its management fee to 0.68% of the KraneShares Bosera MSCI China A Share ETF average daily net assets until July 31, 2017. The Expense Limitation Agreement may only be terminated prior to July 31, 2017 by the Board.

Pursuant to the terms of an Expense Limitation Agreement, the Adviser has contractually agreed to reduce its management fee for the KraneShares E Fund China Commercial Paper ETF to 0.56% of the Fund’s average daily net assets until July 31, 2017. The Expense Limitation Agreement may only be terminated prior to July 31, 2017 by the Board.

Pursuant to the terms of an Expense Limitation Agreement, Krane has contractually agreed to reduce its management fee for the KraneShares FTSE Emerging Markets Plus ETF in an amount equal to any Acquired Fund Fees and Expenses incurred by the Fund from its investments in the KraneShares Bosera MSCI China A Share ETF. This Expense Limitation Agreement will continue in effect for so long as the Fund invests in the KraneShares Bosera MSCI China A Share ETF. The Expense Limitation Agreement may only be terminated by the Board of Trustees.

The Adviser and each Sub-Adviser bear all of their own costs associated with providing these advisory services. As part of its agreement with the Trust, the Adviser has contractually agreed to pay all operating expenses of the Funds, including the cost of index licensing fees, transfer agency, custody, fund administration, legal, audit and other services, but excluding interest expense, taxes, Acquired Fund Fees and Expenses, if any, brokerage commissions, derivative counterparty fees and other expenses connected with execution of portfolio transactions, expenses of the Independent Trustees (including any fees of counsel to the Independent Trustees), extraordinary expenses, distribution fees and any expenses paid by the Trust under the distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act and the advisory fee payable to the Adviser.

SUB-ADVISORY AGREEMENT – Bosera Asset Management (International) Co., Ltd. (‘‘Bosera’’), operating out of Hong Kong, serves as the Sub-Adviser to the KraneShares Bosera MSCI China A Share ETF and is responsible for the day-to-day management of the Fund, subject to oversight by the Adviser and the Board of Trustees of the Trust. For the services Bosera provides to KraneShares Bosera MSCI China A Share ETF, the Adviser pays Bosera a fee equal to 50% of the net revenue the Adviser receives from the Fund.

E Fund Management (Hong Kong) Co., Limited (‘‘E Fund’’), operating out of Hong Kong, serves as the Sub-Adviser to the KraneShares E Fund China Commercial Paper ETF and is responsible for the day-to-day management of the Fund, subject to oversight by the Adviser and the Board of Trustees of the Trust. For the services E Fund provides to KraneShares E Fund China Commercial Paper ETF, the Adviser pays E Fund a fee equal to 50% of the net revenue the Adviser receives from the Fund.

43

Notes to Financial Statements (Unaudited) (continued)

DISTRIBUTION AGREEMENT – SEI Investments Distribution Co. (the ‘‘Distributor’’), a wholly owned subsidiary of SEI Investments Company and an affiliate of the administrator, serves as the Funds’ distributor of Creation Units pursuant to a distribution agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (‘‘Plan’’) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the period ended September 30, 2016 no fees were charged under the Plan. Fees would only be charged under the Plan upon approval by the Board of Trustees.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT – SEI Investments Global Funds Services (the ‘‘Administrator’’) serves as the Funds’ Administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

4. INVESTMENT TRANSACTIONS

For the period ended September 30, 2016, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
	Purchases	Maturities
KraneShares Bosera MSCI China A Share ETF	$28,993,880	$3,283,071
KraneShares Zacks New China ETF	2,612,926	2,518,294
KraneShares CSI China Internet ETF	35,441,913	35,646,601
KraneShares FTSE Emerging Markets Plus ETF	524,051	608,557

For the period ended September 30, 2016, in-kind transactions associated with creations and redemptions were:

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
KraneShares CSI China Internet ETF	$196,819,444	$139,041,360	$5,134,122

During the period ended September 30, 2016, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

44

Notes to Financial Statements (Unaudited) (continued)

The tax character of dividends and distributions paid during the years or periods ended March 31, 2016 and March 31, 2015 were as follows:

	Ordinary	Long-Term	Return of
KraneShares Funds	Income	Capital Gain	Capital	Totals
KraneShares Bosera MSCI China A Share ETF
2016	$949,369	$1,150,887	$–	$2,100,256
2015	25,024	–	–	25,024
KraneShares Zacks New China ETF
2016	$25,169	$289,655	$786	$315,610
2015	30,982	26	–	31,008
KraneShares CSI China Internet ETF
2016	$240,264	$–	$18,722	$258,986
2015	596,577	–	–	596,577
KraneShares E Fund China Commercial Paper ETF
2016	$353,793	$–	$52,224	$406,017
2015	188,251	–	–	188,251
KraneShares FTSE Emerging Markets Plus ETF
2016	$39,933	$–	$–	$39,933
2015	–	–	–	–

As of March 31, 2016, the components of tax basis distributable earnings (accumulated losses) were as follows:

				KraneShares	KraneShares
	KraneShares			E Fund	FTSE
	Bosera MSCI	KraneShares	KraneShares	China	Emerging
	China A	Zacks New	CSI China	Commercial	Markets
	Share ETF	China ETF	Internet ETF	Paper ETF	Plus ETF
Undistributed Ordinary Income	$–	$–	$–	$–	$39,218
Undistributed Long-Term Capital Gain	127,486	–	–	–	46,996
Post October Losses	(139,366)	(151,137)	–	–	–
Capital Loss Carryforwards	–	–	(6,371,670)	–	–
Qualified Late-Year Loss Deferrals	(60,305)	(7,614)	(701,760)	(1,567,274)	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(609,978)	267,615	(22,743,993)	(198,621)	(421,659)
Other Temporary Differences	(5)	–	–	–	–
Total Distributable Earnings (Accumulated Losses)	$(682,168)	$108,864	$(29,817,423)	$(1,765,895)	$(335,445)

Qualified late year ordinary and Post-October capital losses (including currency and specified gain/loss items) represent losses realized from January 1, 2016 through March 31, 2016 and November 1, 2015 through March 31, 2016, respectively, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

45

Notes to Financial Statements (Unaudited) (continued)

unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term	Long-Term
	Loss	Loss	Total
KraneShares CSI China Internet ETF	$6,206,978	$164,692	$6,371,670

The differences between book and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and investments in passive foreign investment companies. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2016 were as follows:

		Aggregated	Aggregated
		Gross	Gross	Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation
KraneShares Funds	Tax Cost	Appreciation	Depreciation	(Depreciation)
KraneShares Bosera MSCI China A Share ETF	$30,411,059	$309,832	$(1,014,280)	$(704,448)
KraneShares Zacks New China ETF	2,658,539	533,034	(95,897)	437,137
KraneShares CSI China Internet ETF	251,904,382	22,593,390	(18,817,303)	3,776,087
KraneShares E Fund China Commercial Paper ETF	14,947,437	11,608	(251,722)	(240,114)
KraneShares FTSE Emerging Markets Plus ETF	2,304,724	158,334	(300,796)	(142,462)

Uncertainties in the Chinese tax rules governing the taxation of income distributions and capital gains from investments in A-Shares could result in unexpected tax liabilities for the Funds. China generally imposes withholding tax at a rate of 10% on dividends and interest derived by non-Chinese resident investors (including, for example, Qualified Foreign Institutional Investors (QFII)) from Chinese companies and those companies which are not Chinese tax residents, but which are deemed to be Chinese tax residents (e.g., under Notice 7). China also imposes withholding tax at a rate of 10% on capital gains derived by nonresidents from investment in actual and constructive Chinese resident companies. The Chinese withholding taxes applied to dividends, interest and capital gains may, in principle, be subject to a reduced rate under an applicable Chinese tax treaty, but the application of such treaties in the case of a non-resident (e.g., in the case of a QFII acting on behalf of non-resident investors, such as the Funds) is also uncertain. The imposition of such taxes could have a material adverse effect on the Funds’ returns. The People’s Republic of China (the ‘‘PRC’’) rules regarding the taxation of non-resident investors are quickly evolving and certain of the tax regulations to be issued by the PRC State Administration of Taxation and/or the PRC Ministry of Finance to clarify matters may apply retrospectively. Such retroactively applied rules may be adverse to the Funds and their shareholders. Effective November 17, 2014, QFIIs, RQFIIs (i.e., QFIIs investing in Yuan, rather than foreign currency) and non-Chinese resident investors investing through the Hong Kong-Shanghai Stock Connect are exempted temporarily from the 10% capital gains tax that normally applies to sales of ‘‘A’’ shares on a public Chinese exchange (such as the Shanghai stock market).

6. CONCENTRATION OF RISKS

As with all exchange traded funds (‘‘ETFs’’), shareholders of Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks noted below, any of

46

Notes to Financial Statements (Unaudited) (continued)

which may adversely affect a Fund’s net asset value (‘‘NAV’’), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading ‘‘Principal Risks’’.

CHINESE CREDIT RATINGS RISK – The debt securities included in Underlying Index securities, and therefore the securities held by the KraneShares E Fund China Commercial Paper ETF Fund, will be rated by Chinese ratings agencies (and not by U.S. entities, such as nationally recognized statistical ratings organizations (‘‘NRSROs’’)). The rating criteria and methodology used by Chinese rating agencies may be different from those adopted by NRSROs and international credit rating agencies. Therefore, such rating systems may not provide an equivalent standard for comparison with securities rated by international credit rating agencies.

FIXED INCOME SECURITIES RISK – Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will not make timely interest payments or repay the principal of debt issued. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the level of interest rates. When interest rates go up, the prices of most debt securities go down; and when interest rates go down, the prices of most debt securities go up. Debt securities with longer durations tend to be more sensitive to interest rate changes, typically making them more volatile.The current low-interest-rate environment heightens the risks associated with rising interest rates.

FOREIGN SECURITIES RISK – Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about non-U.S. issuers. Non-U.S. issuers, especially issuers in China and other emerging markets, may also be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers.

Income from securities of non-U.S. issuers, including, in the case of Chinese issuers, gains on the sale of such securities, may be subject to foreign taxes. Even if the Funds qualify to pass these taxes through to shareholders, your ability to claim a credit for such taxes may be limited, particularly in the case of taxes on capital gains. Investments in foreign securities may be less liquid than investments in U.S. securities.

GEOGRAPHIC FOCUS IN CHINA AND HONG KONG – Because the Funds focus their investments, at least in part, in securities issued in China and Hong Kong, each Fund’s performance will be affected by social, political, and economic conditions within China and Hong Kong and may be more volatile than the performance of more geographically diversified funds. These and other factors could have a negative impact on the Funds’ performance and increase the volatility of an investment in the Funds.

INDEX RISK – Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund’s respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

INDUSTRY CONCENTRATION RISK – In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or group of industries, each Fund also is expected to

47

Notes to Financial Statements (Unaudited) (continued)

concentrate its investments to approximately the same extent. If a Fund concentrates its investments in an industry, the Fund may face more risks than if it were diversified broadly over industries. In addition, at times, an industry or sector may be out of favor and underperforms other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector may disproportionately impact a Fund’s NAV.

INVESTMENTS IN OTHER INVESTMENT COMPANIES – The Funds utilize a cash sweep program (the ‘‘Cash Sweep Program’’), whereby at least a portion of the Funds’ uninvested cash balances are expect to be used to purchase shares of money market funds. In addition, under the Cash Sweep Program, the KraneShares E Fund China Commercial Paper ETF is expected to invest at least a portion of its uninvested cash balance to purchase shares of funds that are registered in China, but not the United States (‘‘PRC Investment Companies’’). Investments in money market funds and the PRC Investment Companies are subject to the risks faced by them, which include credit risk and interest rate risk. Investments in PRC Investment Companies are also subject to currency risk, foreign investment risk, and custody risk. The PRC Investment Companies are PRC-domiciled funds, and to the extent that they or any fund is not registered pursuant to the 1940 Act, the Funds will not enjoy the protections of the United States securities laws, including the 1940 Act, with respect to its investments in the PRC Investment Companies or other funds not registered in the United States.

The KraneShares FTSE Emerging Markets Plus ETF also invests in other investment companies. By doing so, the Fund is exposed to the risks of investments by such companies. Moreover, the Fund will incur its pro rata share of the fees and expenses of the underlying funds.

The KraneShares E Fund China Commercial Paper ETF and KraneShares FTSE Emerging Markets Plus ETF may invest in investment companies that are sponsored or advised by the Adviser and/or Co-Adviser. The Adviser and/or Co-Adviser may be subject to conflicts of interest in allocating Fund assets to such funds if they derive fees or other benefits from the fees and expenses of the underlying funds.

LIQUIDITY RISK – The Funds’ investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may cause the Funds to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Funds halt trading, such as due to an exchange’s limit-up, limit-down rules, it may have a cascading effect and cause the Funds to halt trading. Volatility in market prices will increase the risk of the Funds being subject to a trading halt.

MARKET RISK – The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Funds NAV and market price may fluctuate significantly in response to such factors. As a result, an investor could lose money over short or long periods of time.

NON-CORRELATION RISK – Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. The performance of each Fund and its Underlying Index may vary due to asset valuation differences

48

Notes to Financial Statements (Unaudited) (continued)

and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints. Further, performance may diverge when a Fund employs a representative sampling, rather than a replication strategy.

NON-DIVERSIFICATION RISK – The KraneShares Zacks New China ETF, KraneShares CSI China Internet ETF and KraneShares E Fund China Commercial Paper ETF are considered to be non-diversified, which means that they may invest more of their assets in the securities of a single issuer or a smaller number of issuers than if they were diversified funds. To the extent a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

VALUATION RISK – Independent market quotations for the non-U.S. securities held by the Funds may not be readily available, and such securities may be fair valued. In addition, the securities in which the Funds invest may trade on days that the Funds do not price their shares; as a result, the value of Funds shares may change on days when investors cannot purchase or sell their holdings.

7. OTHER

At September 30, 2016, the records of the Trust reflect all Shares outstanding created by Authorized Participants are in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on either the NYSE Arca, Inc., NASDAQ Exchange or BATS Exchange, and a portion thereof have been purchased and sold by persons other than Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

After the close of the markets on September 13, 2016, the KraneShares Zacks New China ETF effected a split of its issued and outstanding shares for shareholders of record on September 12, 2016. The effect of this transaction was to increase the number of outstanding shares of the Fund by a ratio of two-for-one, resulting in a corresponding decrease in the net asset value per share. The capital share activity presented in the Statements of Changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect these share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

8. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. ADVISER OBLIGATIONS

The Adviser serves as investment adviser to each Fund pursuant to unitary (or unified) fee investment advisory agreements (‘‘Agreements’’).As discussed in Note 3, the Adviser is responsible for certain expenses of the Funds (the ‘‘Expenses’’). The Adviser is current with the payment of all

49

Notes to Financial Statements (Unaudited) (concluded)

Expenses or has entered into work-out arrangements to schedule the future payment by the Adviser of outstanding Expenses, which include amounts due to certain service providers of the Funds.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

50

Disclosure of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage expenses; and (2) ongoing costs. All Exchange Traded Funds (‘‘ETFs’’) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETFs gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETFs expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2016 to September 30, 2016).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The ‘‘Expenses Paid During Period’’ column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the ‘‘Ending Account Value’’ number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under ‘‘Expenses Paid During Period.’’

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the ‘‘Expenses Paid During Period’’ column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your Fund’s actual return – the account values shown may not apply to your specific investment.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including brokerage commissions on the purchases and sale of Fund shares. Therefore, the expense examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs had been included, your costs would have been higher.

51

Disclosure of Fund Expenses (Unaudited) (concluded)

	Beginning	Ending
	Account	Account	Annualized	Expenses
	Value	Value	Expense	Paid During
	4/1/2016	9/30/2016	Ratios	Period(1)
KraneShares Bosera MSCI China A Share ETF
Actual Fund Return	$1,000.00	$973.10	0.81%	$4.03
Hypothetical 5% Return	1,000.00	1,020.99	0.81	4.12
KraneShares Zacks New China ETF
Actual Fund Return	$1,000.00	$1,118.30	0.73%	$3.89
Hypothetical 5% Return	1,000.00	1,021.40	0.73	3.71
KraneShares CSI China Internet ETF
Actual Fund Return	$1,000.00	$1,151.80	0.70%	$3.80
Hypothetical 5% Return	1,000.00	1,021.54	0.70	3.57
KraneShares E Fund China Commercial Paper ETF
Actual Fund Return	$1,000.00	$980.70	0.59%	$2.90
Hypothetical 5% Return	1,000.00	1,022.14	0.59	2.97
KraneShares FTSE Emerging Markets Plus ETF
Actual Fund Return	$1,000.00	$1,064.50	0.75%	$3.90
Hypothetical 5% Return	1,000.00	1,021.29	0.75	3.82

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 183/365 (to reflect the one-half year period from 4/1/16-9/30/16).

52

Supplemental Information (Unaudited)

Net asset value, or ‘‘NAV’’, is the price per Share at which the Funds issue and redeem Shares to Authorized Participants. It is calculated in accordance with the policies described in Note 2 in Notes to Financial Statements.) The ‘‘Market Price’’ of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand of Fund Shares.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares, because shares are bought and sold at market prices.

Further information regarding premiums and discounts is available on the Funds’ website at www.kraneshares.com. The premium and discount information contained on the website represents past performance and cannot be used to predict future results.

53

KraneShares Trust

1270 Avenue of the Americas, 22nd Floor

New York, New York 10020

1-855-857-2638

www.kraneshares.com

Investment Adviser

Krane Funds Advisors, LLC

1270 Avenue of the Americas, 22nd Floor

New York, New York 10020

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

This information must be preceded or accompanied by a current prospectus for the Funds described.

KraneShares Trust

1270 Avenue of the Americas

22nd Floor

New York, NY 10020

KRS-SA-001-0400

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Trustee and Principal Executive Officer

Date: December 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Trustee and Principal Executive Officer

Date: December 7, 2016

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: December 7, 2016